Additional information on the consolidated statements of income (loss) (Tables)	12 Months Ended
Dec. 31, 2024
Additional Information on Consolidated Statements of Income (Loss) [Abstract]
Disclosure of detailed information about consolidated statements of loss [Table Text Block]
	2024	2023
	$	$
Revenues

Royalty interests	130,375	118,829
Stream interests	60,782	64,399
	191,157	183,228

Cost of sales

Royalty interests	413	379
Stream interests	6,325	11,956
	6,738	12,335

Depletion

Royalty interests	12,208	17,796
Stream interests	20,399	24,005
	32,607	41,801

	2024	2023
	$	$
Other operating expenses

Employee benefit expenses (see below)	14,586	19,177
Impairment of assets	49,558	35,711
Professional fees	4,631	4,907
Insurance costs	1,356	1,486
Amortization	965	906
Travel expenses	838	670
Communication and promotional expenses	758	642
Public company expenses	565	600
Rent and office expenses	427	414
Other, net	(196)	116
	73,488	64,629
Employee benefit expenses

Salaries and short-term employee benefits	8,348	8,363
Termination benefits (Note 21)	-	4,197
Share-based compensation	6,238	6,617
	14,586	19,177

Other losses, net

Change in fair value of financial assets at fair value through profit and loss	343	(9,748)
Net (loss) gain on dilution of investments in associates (Note 10)	(9,300)	3,580
Net loss on disposal of an associate (Note 10)	-	(5,459)
Net loss on deemed disposal of an associate (Note 10)	-	(2,277)
Impairment of investments in associates (Note 10)	-	(48,968)
Change in allowance for expected credit loss and write-off of other investments and interest receivable (Note 11)	1,399	(27,831)
Other	(2,362)	502
	(9,920)	(90,201)